Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EMPOWER FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Apr. 30, 2025
Empower Core Strategies International Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. In addition to the fees and expenses described below, you may be required to pay your financial professional brokerage commissions when you purchase or sell shares of the Fund, which are not reflected in the table or example.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate generally indicates higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The Example also assumes that the Expense Limit is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Below is a summary of the principal investment strategies of the Fund.The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers economically tied to countries other than the U.S., including those in emerging markets. The Fund may have significant investments in a particular country, a small number of countries, or a particular geographic region. The Fund may have exposure to non-U.S. stocks across any market capitalization and style and the Fund’s exposure will vary from time to time across sectors.The issuer of a security or other investment is generally deemed to be economically tied to a particular country other than the U.S. if: (1) the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (2) the issuer is organized under the laws of that country; (3) the issuer maintains a principal office in that country; (4) the issuer has its principal securities trading market in that country; (5) the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; (6) the issuer has 50% or more of its assets in that country; or (7) the issuer is included in an index which is representative of that country.Equity securities include common stock and other investment instruments such as depositary receipts and exchange-traded funds (“ETFs”) that track the return of a broad-based international securities index. The Fund may also invest in derivatives, including but not limited to, futures contracts and forward foreign currency contracts.Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. The Fund’s investment portfolio is managed by three sub-advisers: Irish Life Investment Managers Limited (“ILIM”), Lazard Asset Management LLC (“Lazard”) and LSV Asset Management (“LSV”) (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”).•ILIM utilizes a passive investment strategy designed to track, as closely as possible, the performance of the MSCI EAFE Index by investing in the common stocks of each company in the MSCI EAFE Index in approximately the same proportion as their weighting in the MSCI EAFE Index.•Lazard invests primarily in equity securities of what it considers to be quality growth businesses that can generate and sustain high levels of financial productivity and grow profits and cash flows by investing back into their businesses at similarly high rates of financial productivity. Lazard generally focuses on investing in securities of companies with a market capitalization of $3 billion or more. Lazard assesses the impact that financially material environmental, social and governance (“ESG”) considerations may have on the long-term financial performance (including growth and financial productivity) of an issuer as part of its security selection and portfolio construction processes. ESG considerations are only one component in the evaluation of eligible investments and may not be a determinative factor in the final investment decision.•LSV generally focuses on investing in securities of companies that it believes are undervalued in the marketplace at the time of purchase and show recent positive signals, such as an appreciation in price and increase in earnings. LSV uses a quantitative investment model to make investment decisions, ranking securities based on fundamental measures of value and indicators of near-term recovery.ECM maintains a strategic allocation of the Fund’s assets with each Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target percentage is a 50% allocation of the Fund’s assets to ILIM, a 25% allocation of the Fund’s assets to Lazard, and a 25% allocation of the Fund’s assets to LSV. Actual allocations may vary from the target allocations and ECM may change the asset allocations at any time without shareholder notice or approval.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risk of investment in the Fund by showing the performance of the Fund’s Institutional Class shares for each full calendar year since inception and by comparing the Fund's average annual total returns to the performance of a broad-based securities market index.The returns shown below (before and after taxes) are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses.Performance information prior to April 30, 2025, includes the performance of a sub-adviser that no longer manages the Fund’s investment portfolio. Consequently, the Fund’s total returns shown below are not necessarily indicative of the performance of the Fund as it is currently managed.Updated performance information may be obtained at www.empower.com/investments/empower-funds/fund-documents (the website does not form a part of this Prospectus).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Fund by showing the performance of the Fund’s Institutional Class shares for each full calendar year since inception and by comparing the Fund's average annual total returns to the performance of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.empower.com/investments/empower-funds/fund-documents
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below (before and after taxes) are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter EndedTotal ReturnBest QuarterDecember 31, 202218.27%Worst QuarterMarch 31, 2020-24.95%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown do not apply to investors who are tax-exempt or who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and will vary for Investor Class shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Institutional Class shares only and will vary for Investor Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown do not apply to investors who are tax-exempt or who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Empower Core Strategies International Equity Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	and is subject to the possible loss of your original investment.
Empower Core Strategies International Equity Fund | Risk Not Insured [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any government agency
Empower Core Strategies International Equity Fund | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, geopolitical (including war or armed conflict), regulatory, market, currency valuation, or economic or other developments and can perform differently than the U.S. market. Current tariffs, sanctions or the threat of potential tariffs, sanctions or other similar measures may also impair the value or liquidity of affected securities and negatively impact the Fund.
Empower Core Strategies International Equity Fund | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk - The value of equity securities held by the Fund may decline as a result of factors directly related to a company, a particular industry or industries, or general market conditions that are not specifically related to a company or an industry.
Empower Core Strategies International Equity Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk - The value of the Fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting (or perceived to affect) specific issuers held by the Fund, particular industries represented in the Fund’s portfolio, or the overall securities markets. A variety of factors can increase the volatility of the Fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, deflation, rapid interest rate changes, bank failures, war or acts of terrorism, sanctions, tariffs, natural disasters, outbreaks of infectious illnesses or other widespread public health issues, general outlook for corporate earnings, or adverse investor sentiment generally. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in an issuer’s value due to short-term market movements or for significantly longer periods during more prolonged market downturns.
Empower Core Strategies International Equity Fund | Geographic Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Geographic Concentration Risk - Events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments may cause the value of its shares to decrease, perhaps significantly.
Empower Core Strategies International Equity Fund | Value Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Value Stock Risk - A value style of investing is subject to the risk that returns on value stocks are less than returns on other styles of investing or the overall stock market. Value stocks tend to trade at lower price-to-book and price-to-earnings ratios, which suggest the market as a whole views their potential future earnings as limited.
Empower Core Strategies International Equity Fund | Growth Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Growth Stock Risk - A growth style of investing is subject to the risk that returns on growth stocks are less than returns on other styles of investing or the overall stock market. Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.
Empower Core Strategies International Equity Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk - The Fund may not be able to sell a security at or near its perceived value in a timely manner (or at all) because of unusual market conditions, an unusually high volume of redemption requests, little or no active trading market for a specific type of security, legal or contractual restrictions on resale, or a reduced number or capacity of market participants to make a market in such security. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to the remaining investors’ interest due to market conditions or other factors. Investments in many, but not all, foreign securities tend to have greater exposure to liquidity risk than domestic securities because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently.
Empower Core Strategies International Equity Fund | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk - Adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
Empower Core Strategies International Equity Fund | Large Size Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large-Size Company Risk - Large-size companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Empower Core Strategies International Equity Fund | Small Or Mid Cap Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small- and Medium-Size Company Risk - The stocks of small- and medium-size companies often trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of larger companies. Such companies may also have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. Accordingly, stocks of small- and medium-size companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than stocks of larger companies, especially over the short term, and are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly. In addition, there may be less publicly available information concerning small- and medium-size companies upon which to base an investment decision.
Empower Core Strategies International Equity Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk - The use of derivatives, including but not limited to futures contracts and forward foreign currency contracts, may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks include imperfect correlations with underlying investments or the Fund’s other portfolio holdings, magnified losses resulting from leverage, counterparty risk, high price volatility, liquidity risk, segregation risk, valuation risk and legal restrictions.
Empower Core Strategies International Equity Fund | Index Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Index Risk - Because the ILIM sub-advised portion of the Fund is not actively managed but is designed to track the performance of the MSCI EAFE Index, investors should generally expect the value of the ILIM sub-advised portion of the Fund to decline when the performance of the MSCI EAFE Index declines. There is no guarantee that the Fund will achieve a high degree of correlation to the MSCI EAFE Index. Additionally, the MSCI EAFE Index may perform unfavorably and/or underperform the market as a whole. As a result, the ILIM sub-advised portion of the Fund may have poor investment results even if it closely tracks the performance of the MSCI EAFE Index because the adverse performance of a particular security normally will not result in eliminating the security from the ILIM sub-advised portion of the Fund.
Empower Core Strategies International Equity Fund | Tracking Error Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tracking Error Risk - The ILIM sub-advised portion of the Fund may not be able to precisely track the performance of the MSCI EAFE Index. Unlike the ILIM sub-advised portion of the Fund, the performance of the MSCI EAFE Index is not impacted by fees and expenses, including trading costs associated with implementing portfolio changes. In addition, the ILIM sub-advised portion of the Fund may own less than all the securities of the MSCI EAFE Index, which also may cause a variance between the performance of the ILIM sub-advised portion of the Fund and the performance of the MSCI EAFE Index. Tracking error risk may cause the ILIM sub-advised portion of the Fund’s performance to be less than expected.
Empower Core Strategies International Equity Fund | Quantitative Model Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Quantitative Model Risk - Securities selected by LSV using a quantitative investment model can perform differently than the market as a whole based on the factors used in the model, the weight placed on each factor, and changes in the factors’ historical trends. Due to the significant role technology plays in a quantitative investment model, its use carries the risk of potential issues with the design, coding, implementation or maintenance of the computer programs, data and/or technology used in the model. There can be no assurance that the use of a quantitative investment model will enable the Fund to achieve its objective.
Empower Core Strategies International Equity Fund | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk - Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from limited reliable access to capital, extreme debt burdens, less established financial market operations or volatile inflation rates. The securities markets of emerging market countries may be subject to manipulation and have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to heightened political, geopolitical (including war or armed conflict), economic, legal, market, currency and tariff risks and other adverse local or regional developments, including heightened risk of war and ethnic, religious and racial conflicts. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. and other governments, or from problems in share registration, settlement or custody, may also result in losses. Differences in regulatory, accounting, auditing and financial reporting and recordkeeping standards could impede the availability of reliable information to evaluate and monitor local companies and impact the Fund’s performance. There is also the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
Empower Core Strategies International Equity Fund | Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk - A strategy, investment decision, technique, analysis, or model used by the portfolio managers may fail to produce the intended results or imperfections, errors or limitations in the tools and data used by the portfolio managers may cause unintended results. Therefore, the Fund could underperform in comparison to other funds with similar objectives and investment strategies and may generate losses even in a favorable market.
Empower Core Strategies International Equity Fund | Environmental Social and Governance Considerations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Environmental, Social and Governance Considerations Risk - The Fund’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. While ESG considerations may have the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.
Empower Core Strategies International Equity Fund | Multi Manager Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Multi-Manager Risk - Because the Sub-Advisers make investment decisions independently, it is possible that the security selection processes of the Sub-Advisers may not complement one another, and the Fund may have buy and sell transactions in the same security on the same day.
Empower Core Strategies International Equity Fund | Depositary Receipts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk - Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.
Empower Core Strategies International Equity Fund | Exchange Traded Fund Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Exchange-Traded Fund Risk - Shares in an ETF represent an interest in a portfolio of securities generally designed to track the performance of a particular market index. The Fund could purchase shares issued by an ETF to temporarily gain exposure to a portion of a foreign market, for example, while awaiting purchase of underlying securities. The risks associated with owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although ETFs have management fees that increase their costs. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Fund invests. An ETF may trade at a premium or discount, and, as a result, the Fund may pay more than net asset value when purchasing shares and receive less than net asset value when selling shares.
Empower Core Strategies International Equity Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.53%
Total Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.41%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	545
10 Years	rr_ExpenseExampleYear10	$ 1,257
2019	rr_AnnualReturn2019	23.03%
2020	rr_AnnualReturn2020	8.07%
2021	rr_AnnualReturn2021	10.07%
2022	rr_AnnualReturn2022	(14.33%)
2023	rr_AnnualReturn2023	17.55%
2024	rr_AnnualReturn2024	3.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.95%)
OneYear	rr_AverageAnnualReturnYear01	3.14%
FiveYears	rr_AverageAnnualReturnYear05	4.32%
SinceInception	rr_AverageAnnualReturnSinceInception	4.38%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2018
Empower Core Strategies International Equity Fund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	$ 1,225
OneYear	rr_AverageAnnualReturnYear01	2.87%
FiveYears	rr_AverageAnnualReturnYear05
SinceInception	rr_AverageAnnualReturnSinceInception	6.17%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Sep. 03, 2020
Empower Core Strategies International Equity Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	3.82%
FiveYears	rr_AverageAnnualReturnYear05	4.73%
SinceInception	rr_AverageAnnualReturnSinceInception	4.69%
Empower Core Strategies International Equity Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) | Investor
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	3.82%
FiveYears	rr_AverageAnnualReturnYear05
SinceInception	rr_AverageAnnualReturnSinceInception	6.60%
Empower Core Strategies International Equity Fund | Return After Taxes on Distributions | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	1.80%
FiveYears	rr_AverageAnnualReturnYear05	2.40%
SinceInception	rr_AverageAnnualReturnSinceInception	2.61%
Empower Core Strategies International Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	1.87%
FiveYears	rr_AverageAnnualReturnYear05	2.79%
SinceInception	rr_AverageAnnualReturnSinceInception	2.84%

[1]	The investment adviser has contractually agreed to waive management fees or reimburse expenses if Total Annual Fund Operating Expenses of any Class exceed 0.65% of the Class's average daily net assets, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2026, and automatically renews for one-year terms unless it is terminated upon termination of the investment advisory agreement or by Empower Funds or the investment adviser upon written notice within 90 days of the end of the current term. Under the agreement, the investment adviser may recoup, subject to the approval of the Board of Directors of Empower Funds, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of the Class plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.